Property and Equipment (Details Narrative) (Sound Concepts, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 20,000	$ 22,000
Sound Concepts, Inc. [Member]
Depreciation expense	35,000	59,000
Gain loss of disposed property and equipment	20,000
Property and equipment disposal	20,000
Sound Concepts, Inc. [Member] | Vehicles [Member]
Gain loss of disposed property and equipment	$ 45,000
Sound Concepts, Inc. [Member] | Property and Equipment [Member]
Gain loss of disposed property and equipment		$ 54,000